Investment Objectives and Goals	Aug. 28, 2026
The Disciplined Growth Investors Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND Summary—The Disciplined Growth Investors Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Disciplined Growth Investors Fund (the “Fund”) seeks long-term capital growth
Objective, Secondary [Text Block]	and as a secondary objective, modest income with reasonable risk.
The Disciplined Growth Investors Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND Summary—THE Disciplined Growth Investors EQUITY Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Disciplined Growth Investors Equity Fund (the “Fund”) seeks long-term capital growth.